As filed with the Securities and Exchange Commission on March 10, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: June 30, 2014

Date of reporting period: December 31, 2013

Item 1. Reports to Stockholders.

Davidson Funds
Semi-Annual Report
December 31, 2013

Dear Shareholder:

Strength in the U.S. equity markets continued throughout 2013, reflecting a return of confidence in the general economy. Investors have spent much of the recent past contemplating which crisis is lurking around the next corner; in contrast, they now appear to recognize fundamental economic improvement – albeit at a slow pace – and that much of the damage from the financial crisis appears to be dissipating. We are encouraged with the underlying momentum we see building in the economy, yet mindful not to become complacent during this time of market escalation.

At Davidson Funds, we remain committed to recognizing fundamentally sound investment opportunities that balance a realistic long-term growth outlook with appropriate valuation expectations. In August, we celebrated the five-year anniversary of the Davidson Multi-Cap Equity Fund’s Class A shares. We are pleased at the growth of the Fund over the past five years, and look forward to serving our investors for many years to come. Aiming to provide another avenue for investment in this all-cap core investment strategy, we launched Class I shares of the Fund in October.

Multi-Cap Equity Fund

The Russell 3000® Index, the benchmark for the Davidson Multi-Cap Equity Fund, finished the six month period ending December 31, 2013 up 17.09%. The Class A shares of the Fund generated a total return of 11.76% on a fully-loaded basis and 17.65% on a no-load* basis during the six month period ending December 31, 2013. The Class C shares generated a total return of 16.23% on a fully-loaded basis and a total return of 17.23% on a no-load* basis over the same time period. Since the inception of the Class I share of the Fund on October 28, 2013, shares have returned 5.40% on a no-load basis.

Secular strength within the Financials sector was our primary contributor to performance. Market participants now expect a gradual rise in interest rates due to the tapering of the Federal Reserve’s quantitative easing program. As interest rates gradually rise, we see the potential for improved earnings within the Financials sector, given higher interest income growth expectations. Within our portfolio, Morgan Stanley, First Republic Bank and Principal Financial Group, Inc. all performed well. Consumer Discretionary sector holdings Buffalo Wild Wings, Inc. also demonstrated strong performance after reporting material Q3 earnings per share upside driven by better than expected comps and store margins. Our underweight positions relative to the Russell 3000® Index in the Telecommunication Services and Utilities sectors were also additive to performance, as these sectors lagged the overall market over the last six months. The Health Care sector was our largest detractor from performance; in particular, shares of Laboratory Corporation of America® Holdings and Waters Corp. declined. Laboratory Corp. issued disappointing guidance for the upcoming fiscal year, given reimbursement and billing collection issues exacerbated by fee schedule changes and the increased use of high-deductible and coinsurance plans. Waters Corp. reported tepid third quarter results, given slower sales to pharmaceutical customers and increased operating expenses. Within the Energy sector, Ensco PLC detracted from performance amidst increasing concerns over dayrate pricing, unplanned downtime and increasing supply of new rigs coming onto the market.

Over the six-month period ending December 31, 2013, we made several changes to the Fund. During the month of September, we exited our positions in Black Hills Corp. and Ensco PLC, and initiated a new position in Dick’s Sporting Goods Inc., the leading specialty retailer in the sporting goods, apparel and footwear industry. The company has the potential to double its store base and generates some of the highest store-level economics among specialty retailers. Dick’s has strong relationships with key brands such as Nike and Under Armour, giving the company exclusive rights to certain merchandise. This exclusive merchandise not only differentiates the company versus other sporting goods retailers, but also from online competition. Dick’s has been quickly growing market share online and is developing a compelling omni-channel strategy across the business. We believe Dick’s leading industry position, strong relationships with key vendors, visible store growth opportunities and ability to grow profitability should position the company well over the long-term. In October, given the aforementioned strength in Buffalo Wild Wings, Inc., we trimmed our position in the stock to manage its overall weighting in the portfolio. Lastly, in December, we exited our position in Telecommunication Services holding Verizon Communications, Inc. in lieu of a new position in tw telecom, inc., a leading national provider of business communications services. Its data and internet services offering is its primary demand driver. tw telecom’s advantage is its coherent and homogeneous network operating under one software management system enabling it to offer some features and capabilities others cannot due to their network disparities. This advantage, coupled with the investments the company’s management is making in its sales force and network expansion, should help drive its sales and profitability higher in the future. This growth and the opportunity for future margin expansion make tw telecom an attractive investment.

Small/Mid Equity Fund

The Russell 2500® Index, the benchmark for the Davidson Small/Mid Equity Fund, finished the six month period ending December 31, 2013 up 18.53%. The Class A shares of the Fund generated a total return of 10.42% on a fully-loaded basis and 16.21% on a no-load* basis during the six month period ending December 31, 2013. The Class C shares generated a total return of 14.78% on a fully-loaded basis and a total return of 15.78% on a no-load* basis over the same time period.

The Financials sector was the Fund’s primary contributor to performance, given the aforementioned secular strength. Within our portfolio, CoBiz Financial Inc. and Waddell & Reed Financial, Inc. were both stand-out performers. Within the Information Technology Sector, Brightcove Inc. and Alliance Data Systems Corporation contributed positively to performance. Brightcove announced robust third quarter results, turning profitable a quarter earlier than expected. Shares of Alliance Data Systems rose following additions to its private label business, as well as expansion of its loyalty program. Finally, our allocation away from the Utilities sector also contributed to the portfolio’s relative performance. The Industrials sector was the portfolio’s primary detractor from performance; in particular, InnerWorkings, Inc. and Dice Holdings, Inc. performed poorly. Shares of InnerWorkings declined after the company reported weak third quarter results and lowered guidance, given challenges in Production Graphics. While recent performance has been lackluster, we believe recent customer churn and the soft economic backdrop have been fully priced into the shares, and we remain optimistic about the longer-term growth profile of the holding. Dice Holdings reported tepid third quarter results and guidance, with weakness seen in the Slashdot digital media business. Despite the company’s near-term challenges, we continue to appreciate Dice’s niche focus on the online recruitment industry, capital efficient business, growth opportunity and margin profile, and believe these positive elements should more than offset the near-term challenges. The Consumer Staples sector proved to be a modest drag to performance over the period due to the combination of the sector’s relative strength and our underweight position.

Several changes were made to the Fund over the six-month period ending December 31, 2013. In July, we initiated a new position in Calavo Growers Inc., the largest avocado producer in the United States. Avocado consumption in the U.S. is on a growth trajectory driven by demographic shifts and healthy eating trends; we believe that Calavo provides an excellent opportunity to participate in this secular growth opportunity. Further, because Calavo’s avocado processing business has achieved significant scale, the business model is consistent with the Fund’s  approach of seeking operating leverage potential. In August, we initiated a new position in Steris Corp, a health care supplier of infection prevention, decontamination, gastrointestinal, and surgical products and services. The company offers a mix of capital products, such as sterilizers and surgical tables, consumable products, instrument cleaning formulations, sterility assurance products, and skin care products. The company also offers equipment planning, installation, maintenance, and bulk sterilization services. We believe that Steris offers solid health care exposure with an attractive recurring revenue base. In October, given the aforementioned strength in shares of Brightcove Inc., we exited our position; we also exited our position in Allegheny Technologies Inc. Finally, in December we initiated a new position in Multimedia Games Holding Company, a developer of gaming devices and systems to regional and commercial gaming markets within the U.S. The company has seen recent success in growing market share by acquiring licenses to operate in jurisdictions such as Nevada, as well as bringing relevant content to the gaming market with games such as TournEvent®. We believe that the company has the opportunity to grow its market share from low single digits to double digits over time, resulting in operating leverage, substantial cash flow, and attractive return on capital.

Outlook

Despite macroeconomic challenges throughout the year, equity prices continued to climb higher during second half of 2013, with major stock market indices finishing the year at all-time highs. Early in the year, given concerns of a fiscal cliff and the search for yield as interest rates reached trough levels before “tapering” became a prominent part of the financial market lexicon, securities within economically defensive sectors such as Utilities, Telecommunication Services and Consumer Staples showed significant increases. As the year progressed, however, not even a partial shutdown of the U.S. Federal government in October was enough to hold back the broad-based advance in U.S. equities. Fueling investor optimism have been signs of a stabilizing economy, with deleveraging headwinds abating. The U.S. household debt-to-personal income ratio has fallen below parity from a peak of over 110% in 2009. In addition, the federal deficit has retracted from peak levels at 10% of GDP in 2009 to below 4% today. The housing market also exhibited signs of improvement in 2013, as housing inventories declined and prices began to stabilize and rise on a year-over-year basis. Additionally, consumer automobile sales are being fueled by a long-overdue replacement cycle, as the average age of passenger cars is now over 11 years old a new record high.

Looking forward, we see the potential for increased capital spending beginning in 2014. Companies have largely deferred capital expenditures due to economic and fiscal policy uncertainties. In lieu of spending, corporate managements have focused on cutting costs and returning capital to shareholders. Investors have rewarded this discipline, but as a result the average age of private sector plant and equipment is over 21 years old, requiring new investment to prevent obsolescence. Further productivity gains will likely require increased merger and acquisition activity or reinvestment in capital stock, depending on demand.

As the improving macroeconomic outlook gains greater acceptance in 2014, we believe fundamental security selection will be critical, with the market scrutinizing individual company performance more closely. We maintain our disciplined focus and process of investing in those companies that we believe recognize and balance near-term risks with long-term fundamental opportunity. We thank you for your continued trust and confidence in Davidson Funds, and as always, welcome any questions or comments you may have.

Sincerely,

Andrew I. Davidson
President
Davidson Investment Advisors, Inc.

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. Investment performance reflects fee waivers and in the absence of these waivers returns would be lower.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets. Investments in exchange-traded funds (“ETFs”), are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETFs shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds will bear their shares of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds. The Funds may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors.

The Russell 2500® Index measures the performance of the small to mid-cap segment of the U.S. equity universe. It is not possible to invest directly in an index.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments for a complete listing of fund holdings. Current and future portfolio holdings are subject to risk.

Free cash flow, a measure of financial performance, is calculated by subtracting capital expenditures from operating cash flow. Free cash flow represents residual cash generated by a company after expenditures to maintain or expand its asset base.

Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock. Earnings per share serves as an indicator of a company’s profitability.

The opinions expressed in this letter are those of the Fund manager, are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

*The no-load basis refers to the performance with front-end and back-end sales loads waived. The fully-loaded returns reflect a 5% sales load for the A shares and a 1% deferred sales load for the C shares.

Davidson Investment Advisors, Inc. is the adviser to the Davidson Funds, which are distributed by Quasar Distributors, LLC.

Davidson Funds
EXPENSE EXAMPLE at December 31, 2013 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in Class A and Class C of each Fund at the beginning of the period and held for the entire period (7/1/13-12/31/13). The Davidson Multi-Cap Equity Class I Example is based on an investment of $1,000 invested in Class I of the Fund at the beginning of the period and held since its inception (10/30/13-12/31/13).

Actual Expenses
For each class of the Davidson Multi-Cap Equity Fund and Davidson Small/Mid Equity Fund, two lines are presented in the tables below. The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.15%. 1.90%, and 0.90% per the operating expenses limitation agreement for the Davidson Multi-Cap Equity Fund Class A, Class C, and Class I, respectively, and 1.40% and 2.15% for the Davidson Small/Mid Equity Class A and Class C, respectively. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example below does not include portfolio trading commissions and related expenses. In addition, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Davidson Multi-Cap Equity Fund - Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/13	12/31/13	7/1/13-12/31/13
Actual	$1,000.00	$1,176.50	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

*Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Funds
EXPENSE EXAMPLE at December 31, 2013 (Unaudited), Continued

Davidson Multi-Cap Equity Fund - Class C

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/13	12/31/13	7/1/13-12/31/13
Actual	$1,000.00	$1,172.30	$10.40
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.65

*Expenses are equal to the Fund’s annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Multi-Cap Equity Fund - Class I

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/30/13	12/31/13	10/30/13-12/31/13
Actual	$1,000.00	$1,054.00	$1.60
Hypothetical (5% return before expenses)	$1,000.00	$1,004.09	$1.56

*Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 63 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Small/Mid Equity Fund - Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/13	12/31/13	7/1/13-12/31/13
Actual	$1,000.00	$1,162.10	$7.63
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12

*Expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Small/Mid Equity Fund - Class C

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/1/13	12/31/13	7/1/13-12/31/13
Actual	$1,000.00	$1,157.80	$11.69
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.92

*Expenses are equal to the Fund’s annualized expense ratio of 2.15%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Davidson Funds
SECTOR ALLOCATION OF PORTFOLIO ASSETS at December 31, 2013 (Unaudited)

Davidson Multi-Cap Equity Fund

Davidson Small/Mid Equity Fund

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 98.33%	Value

	Aerospace and Defense - 2.31%
15,685	United Technologies Corp.	$1,784,953
	Air Freight and Logistics - 2.18%
11,690	FedEx Corp.	1,680,671
	Automobiles - 1.25%
62,485	Ford Motor Co. (a)	964,144
	Beverages - 1.88%
17,505	PepsiCo, Inc.	1,451,865
	Biotechnology - 3.95%
9,575	Amgen, Inc.	1,093,082
26,010	Gilead Sciences, Inc. (a)	1,954,652
		3,047,734
	Capital Markets - 4.27%
55,250	Morgan Stanley	1,732,640
21,265	State Street Corp.	1,560,638
		3,293,278
	Chemicals - 3.88%
24,150	E.I. du pont de Nemours & Co.	1,569,025
10,925	Praxair, Inc.	1,420,578
		2,989,603
	Commercial Banks - 4.79%
34,845	First Republic Bank	1,824,136
41,220	Wells Fargo & Co.	1,871,388
		3,695,524
	Communications Equipment - 3.87%
61,780	Cisco Systems, Inc.	1,386,961
21,515	QUALCOMM, Inc.	1,597,489
		2,984,450
	Computers and Peripherals - 5.28%
4,433	Apple, Inc.	2,487,400
8,454	International Business Machines Corp.	1,585,717
		4,073,117
	Diversifed Financial Services - 2.33%
30,755	JPMorgan Chase & Co.	1,798,552

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited), Continued

Shares	COMMON STOCKS - 98.33%, continued	Value

	Diversified Telecommunication Services - 1.73%
43,700	tw telecom, Inc. (a)	$1,331,539
	Electrical Equipment - 2.16%
21,910	Eaton Corp PLC (b)	1,667,789
	Energy Equipment and Services - 2.01%
28,100	Baker Hughes, Inc.	1,552,806
	Food Products - 3.83%
35,090	Archer-Daniels-Midland Co.	1,522,906
28,730	General Mills, Inc.	1,433,914
		2,956,820
	Health Care Equipment and Supplies - 1.89%
13,190	Becton, Dickinson & Co.	1,457,363
	Health Care Providers and Services - 3.64%
24,042	Express Scripts Holding Co. (a)	1,688,710
12,245	Laboratory Corporation of America Holdings (a)	1,118,826
		2,807,536
	Hotels, Restaurants and Leisure - 1.48%
7,770	Buffalo Wild Wings, Inc. (a)	1,143,744
	Household Durables - 1.82%
63,050	D.R. Horton, Inc. (a)	1,407,276
	Household Products - 3.05%
16,725	Church & Dwight Co., Inc.	1,108,533
11,490	Energizer Holdings, Inc.	1,243,678
		2,352,211
	Industrial Conglomerates - 4.51%
12,240	3M Co.	1,716,660
62,755	General Electric Co.	1,759,023
		3,475,683
	Insurance - 2.18%
34,150	Principal Financial Group, Inc.	1,683,936
	Internet and Catalog Retail - 1.67%
27,375	Blue Nile, Inc. (a)	1,289,089
	Internet Software & Services - 2.88%
1,985	Google, Inc. - Class A (a)	2,224,609
	Life Sciences Tools and Services - 1.79%
13,785	Waters Corp. (a)	1,378,500

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
Schedule of Investments at December 31, 2013 (Unaudited), Continued

Shares	COMMON STOCKS - 98.33%, continued	Value

	Machinery - 2.04%
26,550	PACCAR, Inc.	$1,570,964
	Media - 4.32%
84,310	Interpublic Group of Cos., Inc.	1,492,287
13,570	Time Warner Cable, Inc.	1,838,735
		3,331,022
	Multi-Utilities - 1.33%
11,465	Sempra Energy	1,029,098
	Oil, Gas and Consumable Fuels - 7.18%
10,320	Chevron Corp.	1,289,071
23,200	Devon Energy Corp.	1,435,384
17,575	Exxon Mobil Corp.	1,778,590
29,390	Marathon Oil Corp.	1,037,467
		5,540,512
	Real Estate Investment Trusts (REITs) - 4.05%
82,380	Redwood Trust, Inc.	1,595,701
55,090	Starwood Property Trust, Inc.	1,525,993
		3,121,694
	Semiconductors and Semiconductor Equipment - 1.32%
76,050	Applied Micro Circuits Corp. (a)	1,017,549
	Software - 5.59%
64,200	Fortinet, Inc. (a)	1,228,146
18,670	Intuit	1,424,894
28,870	MICROS Systems, Inc. (a)	1,656,272
		4,309,312
	Specialty Retail - 1.87%
24,780	Dicks Sporting Goods, Inc.	1,439,718

	TOTAL COMMON STOCKS (Cost $52,325,144)	75,852,661

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 1.43%	Value

1,107,831	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	$1,107,831
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,831)	1,107,831

	Total Investments in Securities (Cost $53,432,975) - 99.76%	76,960,492
	Other Assets in Excess of Liabilities - 0.24%	181,389
	NET ASSETS - 100.00%	$77,141,881

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares	COMMON STOCKS - 96.75%	Value

	Building Products - 2.04%
2,065	Simpson Manufacturing Co., Inc.	$75,847
	Capital Markets - 4.80%
1,760	LPL Financial Holdings, Inc.	82,773
1,470	Waddell & Reed Financial, Inc.	95,726
		178,499
	Chemicals - 3.57%
1,185	Airgas, Inc.	132,542
	Commercial Banks - 4.89%
9,970	CoBiz Financial, Inc.	119,241
595	SVB Finanical Group (a)	62,392
		181,633
	Commercial Services and Supplies - 4.97%
12,335	InnerWorkings, Inc. (a)	96,090
3,865	Ritchie Bros. Auctioneers, Inc. (b)	88,624
		184,714
	Consumer Finance - 6.62%
1,750	First Cash Financial Services, Inc. (a)	108,220
5,480	Green Dot Corp. (a)	137,822
		246,042
	Diversified Consumer Services - 3.58%
2,005	Capella Education Co. (a)	133,212
	Electronic Equipment Instruments and Components - 4.07%
2,480	FLIR Systems, Inc.	74,648
985	IPG Photonics Corp.	76,446
		151,094
	Energy Equipment and Services - 2.82%
3,945	Superior Energy Services, Inc. (a)	104,976
	Food, Beverage and Tobacco - 2.52%
3,095	Calavo Growers, Inc.	93,655
	Health Care Equipment and Supplies - 5.36%
4,240	Masimo Corp. (a)	123,935
1,570	STERIS Corp.	75,439
		199,374
	Health Care Providers and Services - 3.49%
3,675	U.S. Physical Therapy, Inc.	129,581

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited), Continued

Shares	COMMON STOCKS - 96.75%, continued	Value

	Hotels, Restaurants and Leisure - 1.08%
1,275	Multimedia Games Holding Co., Inc. (a)	$39,984
	Internet and Catalog Retail - 2.72%
2,150	Blue Nile, Inc. (a)	101,244
	Internet Software and Services - 2.41%
12,370	Dice Holdings, Inc. (a)	89,683
	IT Services - 4.06%
333	Alliance Data Systems Corp. (a)	87,556
7,575	ServiceSource International, Inc. (a)	63,478
		151,034
	Machinery - 2.82%
2,295	Woodward, Inc.	104,675
	Media - 4.99%
3,009	Imax Corp. (a)(b)	88,705
7,600	ReachLocal, Inc. (a)	96,596
		185,301
	Oil, Gas and Consumable Fuels - 3.29%
1,975	Whiting Petroleum Corp. (a)	122,193
	Real Estate Investment Trusts (REITs) - 6.40%
1,945	Camden Property Trust	110,631
7,190	Terreno Realty Corp.	127,263
		237,894
	Semiconductors and Semiconductor Equipment - 5.06%
1,370	NVE Corp. (a)	79,844
20,940	RF Micro Devices, Inc. (a)	108,050
		187,894
	Software - 9.96%
5,340	Fortinet, Inc. (a)	102,154
1,845	MICROS Systems, Inc. (a)	105,848
6,940	RealPage, Inc. (a)	162,257
		370,259
	Specialty Retail - 3.39%
5,965	Select Comfort Corp. (a)	125,802
	Trading Companies and Distributors - 1.84%
5,110	Houston Wire & Cable Co.	68,372

	TOTAL COMMON STOCKS (Cost $3,000,175)	3,595,504

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS - 4.08%	Value

151,503	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	$151,503
	TOTAL SHORT-TERM INVESTMENTS (Cost $151,503)	151,503

	Total Investments in Securities (Cost $3,151,678) - 100.83%	3,747,007
	Liabilities in Excess of Other Assets - (0.83)%	(30,851)
	NET ASSETS - 100.00%	$3,716,156

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Davidson Funds
STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2013 (Unaudited)

	Davidson Multi-Cap Equity Fund	Davidson Small/Mid Equity Fund
ASSETS
Investments in securities, at value (identified cost $53,432,975 and $3,151,678, respectively)	$76,960,492	$3,747,007
Receivables
Dividends and interest	87,492	3,121
Fund shares sold	262,568	750
Due from Advisor (Note 4)	-	10,844
Prepaid expenses	40,168	6,620
Total assets	77,350,720	3,768,342

LIABILITIES
Payables
12b-1 fees	73,691	4,448
Fund shares redeemed	30,292	-
Advisory fees	26,220	-
Administration fees	22,597	10,434
Transfer agent fees and expenses	18,906	5,928
Fund accounting fees	12,800	7,001
Audit fees	9,458	9,415
Legal fees	4,499	4,388
Shareholder reporting	3,746	668
Miscellaneous	2,464	3,551
Chief Compliance Officer fee	2,288	2,288
Custody fees	1,691	3,774
Trustee fees	187	291
Total liabilities	208,839	52,186

NET ASSETS	$77,141,881	$3,716,156

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$43,817,669	$2,512,088
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,059,639	138,163
Net asset value and redemption price per share	$21.27	$18.18
Maximum offering price per share (Net asset value per share divided by 95.00%)	$22.39	$19.14

The accompanying notes are an integral part of these financial statements.

Davidson Funds
STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2013 (Unaudited), Continued

	Davidson Multi-Cap Equity Fund	Davidson Small/Mid Equity Fund

Class C
Net assets applicable to shares outstanding	$17,716,107	$1,204,068
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	848,358	67,026
Net asset value and offering price per share (Note 1)	$20.88	$17.96

Class I
Net assets applicable to shares outstanding	$15,608,105	$-
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	735,177	-
Net asset value, redemption and offering price per share	$21.23	$-

COMPONENTS OF NET ASSETS
Paid-in capital	$53,446,038	$3,113,737
Undistributed net investment income/(loss)	14,004	(12,719)
Accumulated net realized gain on investments	154,322	19,809
Net unrealized appreciation on investments	23,527,517	595,329
Net assets	$77,141,881	$3,716,156

The accompanying notes are an integral part of these financial statements.

Davidson Funds
STATEMENTS OF OPERATIONS for the six months ended December 31, 2013 (Unaudited)

	Davidson Multi-Cap Equity Fund	Davidson Small/Mid Equity Fund
INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $0 and $145, respectively)	$666,531	$15,202
Interest	63	8
Total investment income	666,594	15,210

Expenses
Advisory fees (Note 4)	228,526	12,712
Distribution fees - Class C (Note 5)	80,929	5,601
Distribution fees - Class A (Note 5)	64,020	2,837
Administration fees (Note 4)	46,075	19,988
Transfer agent fees and expenses (Note 4)	35,858	14,308
Fund accounting fees (Note 4)	25,354	15,932
Registration fees	15,379	12,133
Audit fees	9,958	9,915
Legal fees	6,495	6,265
Reports to shareholders	6,044	136
Custody fees (Note 4)	5,020	4,255
Chief Compliance Officer fee (Note 4)	4,537	4,537
Other expenses	4,057	737
Trustee fees	3,156	1,534
Insurance expense	1,853	1,264
Total expenses	537,261	112,154
Less: advisory fee waiver and expense reimbursement (Note 4)	(75,892)	(84,225)
Net expenses	461,369	27,929
Net investment income/(loss)	205,225	(12,719)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,007,944	111,668
Net change in unrealized appreciation on investments	10,052,778	391,561
Net realized and unrealized gain on investments	11,060,722	503,229
Net Increase in Net Assets Resulting from Operations	$11,265,947	$490,510

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$205,225	$439,556
Net realized gain on investments	1,007,944	2,308,069
Net change in unrealized appreciation on investments	10,052,778	8,154,778
Net increase in net assets resulting from operations	11,265,947	10,902,403

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(336,346)	(242,364)
Class C	(11,220)	(27,074)
Class I	(62,747)	—
From net realized gain on investments
Class A	(2,069,771)	(558,171)
Class C	(715,356)	(187,925)
Class I	(285,356)	—
Total distributions to shareholders	(3,480,796)	(1,015,534)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	6,687,751	5,498,258

Total increase in net assets	14,472,902	15,385,127

NET ASSETS
Beginning of period	62,668,979	47,283,852
End of period	$77,141,881	$62,668,979

Undistributed net investment income at end of period	$14,004	$219,092

(a) A summary of share transactions is as follows:

	Class A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	203,139	$4,206,487	515,696	$9,052,578
Shares issued on reinvestments of distributions	96,523	1,979,685	47,099	786,552
Shares redeemed	(787,017)	(16,360,331)	(327,891)	(5,573,912)
Net increase	(487,355)	$(10,174,159)	234,904	$4,265,218

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	68,730	$1,372,929	132,076	$2,262,341
Shares issued on reinvestments of distributions	35,333	711,248	12,849	211,111
Shares redeemed**	(24,963)	(506,119)	(71,677)	(1,240,412)
Net increase	79,100	$1,578,058	73,248	$1,233,040

** Net of redemption fees of		$3

	Class I
	October 30, 2013* to December 31, 2013 (Unaudited)
	Shares	Paid-in Capital
Shares sold	722,775	$15,031,435
Shares issued on reinvestments of distributions	17,014	348,103
Shares redeemed	(4,612)	(95,686)
Net increase	735,177	$15,283,852

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(12,719)	$(17,090)
Net realized gain on investments	111,668	30,462
Net change in unrealized appreciation on investments	391,561	203,768
Net increase in net assets resulting from operations	490,510	217,140

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A	(56,408)	(15,586)
Class C	(27,895)	(5,342)
Total distributions to shareholders	(84,303)	(20,928)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	380,622	2,060,283

Total increase in net assets	786,829	2,256,495

NET ASSETS
Beginning of period	2,929,327	672,832
End of period	$3,716,156	$2,929,327

Undistributed net investment loss at end of period	$(12,719)	$—

(a) A summary of share transactions is as follows:

	Class A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,299	$232,582	83,898	$1,245,838
Shares issued on reinvestments of distributions	3,197	55,938	1,074	15,562
Shares redeemed	(1,099)	(19,194)	(1,892)	(28,527)
Net increase	15,397	$269,326	83,080	$1,232,873

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Class C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,896	$172,475	63,301	$944,707
Shares issued on reinvestments of distributions	1,609	27,824	368	5,317
Shares redeemed	(5,047)	(89,003)	(8,269)	(122,614)
Net increase	6,458	$111,296	55,400	$827,410

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class A
For a share outstanding throughout each period

	Six Months Ended						August 11, 2008*
	December 31, 2013		Year Ended June 30,				through
	(Unaudited)		2013	2012	2011	2010	June 30, 2009
Net asset value, beginning of period	$18.99		$15.78	$16.55	$12.51	$11.09	$15.00

Income from investment operations:
Net investment income	0.07 ^		0.17	0.09	0.06	0.03 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	3.24		3.41	0.06	4.00	1.43	(3.96)
Total from investment operations	3.31		3.58	0.15	4.06	1.46	(3.86)

Less distributions:
From net investment income	(0.14)		(0.11)	(0.08)	(0.02)	(0.04)	(0.05)
From net realized gain on investments	(0.89)		(0.26)	(0.84)	(0.00)#	-	-
Total distributions	(1.03)		(0.37)	(0.92)	(0.02)	(0.04)	(0.05)

Redemption fees retained	-		-	-	-	-	0.00	^#

Net asset value, end of period	$21.27		$18.99	$15.78	$16.55	$12.51	$11.09

Total return	17.65%	‡	23.01%	1.64%	32.47%	13.13%	-25.72	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$43,818		$48,355	$36,483	$28,568	$17,922	$9,466
Ratio of expenses to average net assets:
Before expense reimbursement	1.36%	†	1.42%	1.51%	1.67%	2.17%	3.51	%†
After expense reimbursement	1.15%	†	1.15%	1.15%	1.15%	1.15%	1.15	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.72%	†	0.73%	0.24%	(0.13)%	(0.82)%	(1.33	)%†
After expense reimbursement	0.51%	†	1.00%	0.60%	0.39%	0.20%	1.03	%†
Portfolio turnover rate	6.27%	‡	21.49%	13.95%	19.34%	16.78%	22.58	%‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class C
For a share outstanding throughout each period

	Six Months Ended					July 1, 2009*
	December 31, 2013		Year Ended June 30,			through
	(Unaudited)		2013	2012	2011	June 30, 2010
Net asset value, beginning of period	$18.61		$15.52	$16.33	$12.42	$11.17

Income from investment operations:
Net investment gain/(loss)	0.00	^#	0.04	(0.02)	(0.05)	(0.07	)^
Net realized and unrealized gain on investments	3.17		3.35	0.06	3.96	1.35
Total from investment operations	3.17		3.39	0.04	3.91	1.28

Less distributions:
From net investment income	(0.01)		(0.04)	(0.01)	-	(0.03)
From net realized gain on investments	(0.89)		(0.26)	(0.84)	(0.00)#	-
Total distributions	(0.90)		(0.30)	(0.85)	(0.00)#	(0.03)

Redemption fees retained	0.00	^#	-	-	-	-

Net asset value, end of period	$20.88		$18.61	$15.52	$16.33	$12.42

Total return	17.23	%‡	22.06%	0.90%	31.50%	11.45	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$17,716		$14,314	$10,800	$10,277	$5,189
Ratio of expenses to average net assets:
Before expense reimbursement	2.11	%†	2.16%	2.27%	2.42%	2.86	%†
After expense reimbursement	1.90	%†	1.90%	1.90%	1.90%	1.90	%†
Ratio of net investment income/(loss (loss)) to average net assets:
Before expense reimbursement	(0.01	)%†	(0.01)%	(0.53)%	(0.88)%	(1.50	)%†
After expense reimbursement	(0.22	)%†	0.25%	0.16%	(0.36)%	(0.54	)%†
Portfolio turnover rate	6.27	%‡	21.49%	13.95%	19.34%	16.78	%‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Amount is less than $0.01.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Multi-Cap Equity Fund
FINANCIAL HIGHLIGHTS - Class I
For a share outstanding throughout each period

	October 30, 2013*
	through
	December 31, 2013
	(Unaudited)
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.05	^
Net realized and unrealized gain on investments	2.27
Total from investment operations	2.32

Less distributions:
From net investment income	(0.20)
From net realized gain on investments	(0.89)
Total distributions	(1.09)

Redemption fees retained	-

Net asset value, end of period	$21.23	†

Total return	5.40	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,608
Ratio of expenses to average net assets:
Before expense reimbursement	1.13	%†
After expense reimbursement	0.90	%†
Ratio of net investment income to average net assets:
Before expense reimbursement	1.19	%†
After expense reimbursement	1.42	%†
Portfolio turnover rate	6.27	%‡ #

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
# Portfolio turnover calculated for the period ended December 31, 2013.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
FINANCIAL HIGHLIGHTS - Class A
For a share outstanding throughout each period

	Six Months Ended			June 29, 2012*
	December 31, 2013		Year Ended	to
	(Unaudited)		June 30, 2013	June 30, 2012
Net asset value, beginning of period	$16.02		$15.00	$15.00

Income from investment operations:
Net investment loss	(0.04	)^	(0.08)^	-
Net realized and unrealized gain on investments	2.62		1.24	-
Total from investment operations	2.58		1.16	-

Less distributions:
From net realized gain on investments	(0.42)		(0.14)	-
Total distributions	(0.42)		(0.14)	-

Net asset value, end of period	$18.18		$16.02	$15.00

Total return	16.21	%‡	7.85%	-	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,512		$1,967	$595
Ratio of expenses to average net assets:
Before expense reimbursement	6.37	%†	8.72%	-	%†
After expense reimbursement	1.40	%†	1.40%	-	%†
Ratio of net investment loss to average net assets:
Before expense reimbursement	(5.47	)%†	(7.85)%	-	%†
After expense reimbursement	(0.50	)%†	(0.53)%	-	%†
Portfolio turnover rate	16.61	%‡	43.66%	-	%‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Small/Mid Equity Fund
FINANCIAL HIGHLIGHTS - Class C
For a share outstanding throughout each period

	Six Months Ended			June 29, 2012*
	December 31, 2013		Year Ended	to
	(Unaudited)		June 30, 2013	June 30, 2012
Net asset value, beginning of period	$15.89		$15.00	$15.00

Income from investment operations:
Net investment loss	(0.11	)^	(0.20)^	-
Net realized and unrealized gain on investments	2.60		1.23	-
Total from investment operations	2.49		1.03	-

Less distributions:
From net realized gain on investments	(0.42)		(0.14)	-
Total distributions	(0.42)		(0.14)	-

Net asset value, end of period	$17.96		$15.89	$15.00

Total return	15.78	%‡	6.98%	-	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,204		$962	$78
Ratio of expenses to average net assets:
Before expense reimbursement	7.12	%†	9.28%	-	%†
After expense reimbursement	2.15	%†	2.15%	-	%†
Ratio of net investment loss to average net assets:
Before expense reimbursement	(6.22	)%†	(8.45)%	-	%†
After expense reimbursement	(1.25	)%†	(1.32)%	-	%†
Portfolio turnover rate	16.61	%‡	43.66%	-	%‡

* Commencement of operations.
^ Per share numbers have been calculated using the average shares method.
‡ Not annualized.
† Annualized.

The accompanying notes are an integral part of these financial statements.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited)
NOTE 1 - ORGANIZATION

          The Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each Fund’s investment objective is to seek long-term capital appreciation. The Davidson Multi-Cap Equity Fund currently offers Class A shares, Class C shares, and Class I shares. The Davidson Small/Mid Equity Fund currently offers Class A shares and Class C shares. Class A shares are subject to a maximum sales load of 5.00%, which decreases depending on the amount invested. U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will assess Class C redemptions a 1.00% Contingent Deferred Sales Charge on shares held for twelve months or less, unless the dealer of record waived its commission. The Davidson Multi-Cap Equity Fund Class A shares, Class C shares, and Class I shares commenced operations on August 11, 2008, July 1, 2009, and October 30, 2013, respectively. The Davidson Small/Mid Equity Fund Class A shares and Class C shares commenced operations on June 29, 2012.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the Davidson Multi-Cap Equity Fund and Davidson Small/Mid Equity Fund open tax years 2011-2013 and 2012-2013, respectively, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Reclassification of Capital Accounts : Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 7 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. During the six months ended December 31, 2013, the Davidson Multi-Cap Equity Fund Class C shares retained $3 in redemption fees.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

          The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

          Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

          Equity Securities: The Funds’ investments are carried at fair value. Equity securities including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

          Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

          The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

          Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2013:

	Davidson Multi-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,574,992	$-	$-	$9,574,992
Consumer Staples	6,760,896	-	-	6,760,896
Energy	7,093,318	-	-	7,093,318
Financials	13,592,985	-	-	13,592,985
Health Care	8,691,132	-	-	8,691,132
Industrials	10,180,060	-	-	10,180,060
Information Technology	14,609,038	-	-	14,609,038
Materials	2,989,603	-	-	2,989,603
Telecommunication Services	1,331,539	-	-	1,331,539
Utilities	1,029,098	-	-	1,029,098
Total Common Stocks	75,852,661	-	-	75,852,661
Short-Term Investments	1,107,831	-	-	1,107,831
Total Investments in Securities	$76,960,492	$-	$-	$76,960,492

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

	Davidson Small/Mid Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$585,543	$-	$-	$585,543
Consumer Staples	93,655	-	-	93,655
Energy	227,170	-	-	227,170
Financials	844,069	-	-	844,069
Health Care	328,954	-	-	328,954
Industrials	433,608	-	-	433,608
Information Technology	949,963	-	-	949,964
Materials	132,542	-	-	132,542
Total Common Stocks	3,595,504	-	-	3,595,504
Short-Term Investments	151,503	-	-	151,503
Total Investments in Securities	$3,747,007	$-	$-	$3,747,007

          Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2013, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended December 31, 2013.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          For the six months ended December 31, 2013, Davidson Investment Advisors, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.65% and 0.75%, respectively, based upon the average daily net assets of the Davidson Multi-cap Equity Fund and the Davidson Small/Mid Equity Fund. For the six months ended December 31, 2013, the Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund incurred $228,526 and $12,712, respectively, in advisory fees.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

          The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Davidson Multi-Cap Equity Fund’s Class A, Class C, and Class I aggregate annual operating expenses to 1.15%, 1.90%, and 0.90%, respectively, of average daily net assets. The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Davidson Small/Mid Equity Class A shares and Class C shares aggregate annual operating expenses to 1.40% and 2.15%, respectively, of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended December 31, 2013, the Advisor reduced its fees and absorbed Funds expenses in the amount of $75,892 and $84,225 for the Davidson Multi-Cap Equity Fund and for the Davidson Small/Mid Equity Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Davidson Multi-Cap Equity Fund		Davidson Small/Mid Equity Fund
Year	Amount	Year	Amount
2014	$168,267	2016	$162,745
2015	145,966	2017	84,225
2016	141,618		$246,970
2017	75,892
	$531,743

          U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

          For the six months ended December 31, 2013, the Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund incurred the following expenses for administration, transfer agency, fund accounting, custody and chief compliance officer fees:

	Davidson Multi-Cap Equity Fund	Davidson Small/Mid Equity Fund
Administration	$46,075	$19,988
Transfer Agency (a)	31,714	14,109
Fund Accounting	25,354	15,932
Custody	5,020	4,255
Chief Compliance Officer	4,537	4,537

(a) Does not include out-of-pocket expenses

At December 31, 2013, the Funds had payables due to USBFS for administration, transfer agency, fund accounting, Chief Compliance Officer fees, and to U.S. Bank, N.A. for custody fees in the following amounts:

	Davidson Multi-Cap Equity Fund	Davidson Small/Mid Equity Fund
Administration	$22,597	$10,434
Transfer Agency (a)	17,210	5,783
Fund Accounting	12,800	7,001
Chief Compliance Officer	2,288	2,288
Custody	1,691	3,774

(a) Does not include out-of-pocket expenses

          Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. The Distributor has advised the Funds that it has received $72,226 and $3,237, respectively, in front-end sales charges resulting from sales of Class A shares of the Davidson Multi-Cap Equity Fund and Davidson Small/Mid Equity Fund. For the six months ended December 31, 2013, the Distributor paid Davidson Multi-Cap Equity Fund and Davidson Small/Mid Equity Fund front-end sales charges of $70,429 and $3,237, respectively, to D.A. Davidson & Co. (“DAD”), the Advisor’s affiliated broker dealer. The Distributor pays a broker dealer a 1.00% up-front sales commission, which includes an advance of the first year’s service and distribution fees on the Funds’ Class C shares. The Distributor retains the service and distribution fees in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission and retains the service and distribution fees on accounts with no authorized dealer of record. For the six months ended December 31, 2013, the Distributor paid DAD $12,520 and $1,725, respectively, in up-front sales commissions on Class C shares for the Davidson Multi-Cap Equity Fund and Davidson Small/Mid Equity Fund.

          Certain officers of the Funds are employees of the Administrator.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

          The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00%, respectively, of each Fund’s Class A and Class C shares average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended December 31, 2013, the Davidson Multi-Cap Equity Fund Class A shares and Class C shares paid the Distributor $64,020 and $80,929, respectively, and the Davidson Small/Mid Equity Fund Class A shares and Class C shares paid the Distributor $2,837 and $5,601, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

          For the six months ended December 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Davidson Multi-Cap Equity Fund, were $7,333,851 and $4,290,288, respectively.

          For the six months ended December 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Davidson Small/Mid Equity Fund, were $830,405 and $533,258, respectively.

NOTE 7 – INCOME TAXES

          Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and REIT adjustments.

          The tax character of distributions paid during the six months ended December 31, 2013 and the year ended June 30, 2013 was as follows:

	Davidson Multi-Cap Equity Fund

	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Ordinary income	$968,350	$499,264
Long-term capital gains	2,512,446	516,270

	Davidson Small/Mid Equity Fund

	Six Months Ended December 31, 2013	Year Ended June 30, 2013
Ordinary income	$52,980	$20,928
Long-term capital gains	31,322	-

          Ordinary income distributions may include dividends paid from short-term capital gains.

Davidson Funds
NOTES TO FINANCIAL STATEMENTS at December 31, 2013 (Unaudited), Continued

          As of June 30, 2013, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Davidson Multi-Cap Equity Fund	Davidson Small/Mid Equity Fund
Cost of investments (a)	$49,305,958	$2,773,753

Gross tax unrealized appreciation	14,611,614	293,804
Gross tax unrealized depreciation	(1,165,681)	(104,594)
Net tax unrealized appreciation	13,445,933	189,210

Undistributed ordinary income	219,092	5,795
Undistributed long-term capital gain	2,245,667	1,207
Total distributable earnings	2,464,759	7,002

Other accumulated gains/(losses)	-	-
Total accumulated earnings/(losses)	$15,910,692	$196,212

(a)	The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and REIT adjustments.

Davidson Funds
NOTICE TO SHAREHOLDERS at December 31, 2013 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

          A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-332-0529 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2013

          Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-332-0529. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

          The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-877-332-0529.

Householding

          In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-332-0529 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

          At a meeting held on December 3-5, 2013, the Board, including all the persons who are Independent Trustees as defined under the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Davidson Investment Advisors, Inc. (the “Advisor”) for another annual term for the Davidson Multi-Cap Equity Fund and Davidson Small/Mid Equity Fund. In addition, the Board considered and approved the continuance for another annual term of the Advisory Agreement for the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund, each of which had not yet commenced operations at the time of this meeting (collectively, the “Funds”). At this meeting, and at a prior meeting held on October 24, 2013, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including, information regarding its compliance program, its chief compliance officer, compliance record, and the Advisor’s business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s risk management process. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Funds (as applicable) as of August 31, 2013 on both an absolute basis, and in comparison to both benchmarks and their peer funds as classified by Lipper and Morningstar. While the Board considered performance over both short and long term periods, it placed less emphasis on very short term performance and greater emphasis on longer term performance. In reviewing the performance of the Funds, the Board took into account that the Davidson Small/Mid Equity Fund was newer and that the Davidson Equity Income Fund and Davidson Intermediate Fixed Income Fund had each not yet commenced operations. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Davidson Multi-Cap Equity Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and Lipper Index for the one-, three- and five-year periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-, three- and five-year periods.

The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

Davidson Small/Mid Equity Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe considered fitting by the Advisor, was significantly below the peer group median and Lipper Index for the one-year and since inception periods. The Fund’s performance with regard to the Lipper comparative universe in which Lipper places the Fund was also significantly below its peer group median and Lipper Index for all relevant periods.

The Board noted that the Fund’s performance, with regard to the Morningstar comparative universe considered fitting by the Advisor, was above the peer group median for the one-year period and below the peer group fitting median for the since inception period. The Fund’s performance with regard the Morningstar comparative universe in which Morningstar places the Fund was significantly below the peer group median for all relevant periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fee under the Advisory Agreement. In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund. The Board reviewed information as to fees and expenses of advisors and funds within the relevant Lipper peer funds, fees charged by the Advisor to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Funds. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Davidson Multi-Cap Equity Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s total expense ratio for Class A shares equaled its peer group median but was below its peer group average, and was below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The total expense ratio for Class C shares was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board noted that the Fund’s total expense ratio for Class I shares, which became operational at the end of October 2013, was below its peer group median and average, and was below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes. The Board also noted that the Fund’s contractual advisory fee was slightly above its peer group median and above its peer group average, as well as above the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, and that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below the peer group median and average. The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were in line with the management fees charged to the Advisor’s separately managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Davidson Small/Mid Equity Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.40% for Class A shares and 2.15% for Class C shares (respectively, the “Expense Caps”). The Board noted that the Fund’s total expense ratio was above its peer group median and average for Class A and Class C shares. Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class A shares was below the average, and the total expense ratio for the Class C shares was above the average, of this segment of its peer group. The Board also noted that the Fund’s contractual advisory fee was above its peer group median and average, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes, and that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Advisor received no advisory fees during the most recent fiscal period. The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the fees charged to the Fund. The Board found that the management fees charged to the Fund were in line with the management fees charged to the Advisor’s separately managed account clients. As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Davidson Equity Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.10% for Class A shares and 1.85% for Class C shares (respectively, the “Expense Caps”). The Board noted that the Fund’s estimated total expense ratio was above its peer group median but below its peer group average for Class A shares, and above its peer group median and average for Class C shares. The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average. The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the fees to be charged to the Fund. The Board found that the management fees to be charged to the Fund were in line with the management fees charged to the Advisor’s separately managed account clients. As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

Davidson Funds
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

Davidson Intermediate Fixed Income Fund: The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.94% for Class A shares and 0.69% for Class I shares (respectively, the “Expense Caps”). The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class A shares, and below its peer group median and average for Class I shares. The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average. The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the fees to be charged to the Fund. The Board found that the management fees to be charged to the Fund were in line with the management fees charged to the Advisor’s separately managed account clients. As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

4.
Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Funds grow. The Board noted that the Advisor contractually agreed to reduce its advisory fee or reimburse Fund expenses so that the Funds do not exceed the Expense Caps. The Board concluded that there were no effective economies of scale to be shared with the Funds at current asset levels, but indicated they would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from its  relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, including “soft dollar” benefits that may be received in exchange for Fund brokerage, Rule 12b-1 fees received from the Funds and fees received by the Advisor’s affiliated broker-dealer in connection with client assets that are invested in the Funds. The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fees, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and/or
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Davidson Investment Advisors, Inc.
Davidson Building
8 Third Street North
Great Falls, MT 59401
www.davidsonmutualfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
877-332-0529

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205
DAVIDSON MULTI-CAP EQUTIY FUND DAVIDSON SMALL/MID EQUITY FUND Semi-Annual Report For the period ended December 31, 2013

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 877-332-0529.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
     Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
     Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  3/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  3/10/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  3/10/14

* Print the name and title of each signing officer under his or her signature